Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

October 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.9%
Communication Services - 3.2%
Meta Platforms, Inc. Class A	1,703	$966,589
Netflix, Inc.*	1,315	994,180
Spotify Technology SA*	2,562	986,626
Trade Desk, Inc. (The) Class A*	8,277	994,978
Total Communication Services		3,942,373
Consumer Discretionary - 11.2%
Amazon.com, Inc.*	5,227	974,313
Chipotle Mexican Grill, Inc.*	16,250	906,262
Coupang, Inc. (South Korea)*	37,948	978,679
Deckers Outdoor Corp.*	5,817	935,897
DR Horton, Inc.	5,459	922,571
Garmin Ltd.	5,922	1,174,629
General Motors Co.	18,676	947,994
Lennar Corp. Class A	5,657	963,387
MercadoLibre, Inc. (Brazil)*	479	975,809
NVR, Inc.*	106	970,198
PulteGroup, Inc.	7,356	952,823
Ross Stores, Inc.	6,879	961,134
Royal Caribbean Cruises Ltd.	4,839	998,527
Tractor Supply Co.	3,647	968,315
Total Consumer Discretionary		13,630,538
Consumer Staples - 1.6%
Costco Wholesale Corp.	1,105	965,969
Walmart, Inc.	11,900	975,205
Total Consumer Staples		1,941,174
Financials - 27.8%
Aflac, Inc.	8,970	939,966
Allstate Corp. (The)	5,205	970,837
American Express Co.	3,628	979,850
Ameriprise Financial, Inc.	1,918	978,755
Apollo Global Management, Inc.	6,799	974,025
Arch Capital Group Ltd.*	9,320	918,579
Bank of New York Mellon Corp. (The)	12,871	969,959
Berkshire Hathaway, Inc. Class B*	2,148	968,576
Block, Inc.*	13,222	956,215
Brown & Brown, Inc.	9,528	997,010
Chubb Ltd.	3,395	958,884
Cincinnati Financial Corp.	6,815	959,757
Citizens Financial Group, Inc.	23,041	970,487
Coinbase Global, Inc. Class A*	4,557	816,842
Discover Financial Services	6,441	956,038
Fifth Third Bancorp	22,356	976,510
First Citizens BancShares, Inc. Class A	511	989,986
Hartford Financial Services Group, Inc. (The)	8,685	959,171
Huntington Bancshares, Inc.	62,445	973,518
Interactive Brokers Group, Inc. Class A	6,522	995,127
JPMorgan Chase & Co.	4,367	969,125
M&T Bank Corp.	4,993	972,037
Mastercard, Inc. Class A	1,938	968,205
Northern Trust Corp.	9,666	971,626
NU Holdings Ltd. Class A (Brazil)*	63,615	959,950
PayPal Holdings, Inc.*	11,781	934,233
Principal Financial Group, Inc.	11,655	960,372
Progressive Corp. (The)	4,031	978,848
Raymond James Financial, Inc.	6,647	985,218
Regions Financial Corp.	40,929	976,975
S&P Global, Inc.	2,021	970,808
Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Synchrony Financial	17,340	$956,128
Tradeweb Markets, Inc. Class A	7,502	952,754
Travelers Cos., Inc. (The)	3,902	959,658
W R Berkley Corp.	16,859	963,829
Total Financials		33,689,858
Health Care - 4.8%
Boston Scientific Corp.*	11,618	976,144
Eli Lilly & Co.	1,100	912,714
Insulet Corp.*	4,220	977,057
Intuitive Surgical, Inc.*	1,928	971,404
ResMed, Inc.	3,990	967,455
Stryker Corp.	2,766	985,470
Total Health Care		5,790,244
Industrials - 22.2%
Axon Enterprise, Inc.*	2,214	937,629
Broadridge Financial Solutions, Inc.	4,608	971,643
Carrier Global Corp.	13,016	946,523
Caterpillar, Inc.	2,521	948,400
Cintas Corp.	4,721	971,629
Cummins, Inc.	2,943	968,188
Delta Air Lines, Inc.	17,782	1,017,486
Dover Corp.	5,117	968,802
Eaton Corp. PLC	2,850	945,003
Fastenal Co.	12,844	1,004,144
General Dynamics Corp.	3,240	944,816
HEICO Corp.	3,960	970,002
Howmet Aerospace, Inc.	9,619	959,207
Hubbell, Inc.	2,190	935,196
Ingersoll Rand, Inc.	10,141	973,536
PACCAR, Inc.	9,197	959,063
Parker-Hannifin Corp.	1,579	1,001,196
Quanta Services, Inc.	3,143	948,023
Republic Services, Inc.	4,913	972,774
Rollins, Inc.	20,837	982,256
Trane Technologies PLC	2,507	927,991
Uber Technologies, Inc.*	12,676	913,306
United Airlines Holdings, Inc.*	12,942	1,012,841
United Rentals, Inc.	1,194	970,483
Vertiv Holdings Co. Class A	8,668	947,326
Westinghouse Air Brake Technologies Corp.	5,160	969,977
WW Grainger, Inc.	892	989,433
Xylem, Inc.	7,529	916,882
Total Industrials		26,973,755
Information Technology - 21.6%
Accenture PLC Class A (Ireland)	2,725	939,635
Advanced Micro Devices, Inc.*	6,158	887,183
Amphenol Corp. Class A	14,338	960,933
Analog Devices, Inc.	4,279	954,688
Applied Materials, Inc.	5,313	964,735
AppLovin Corp. Class A*	5,926	1,003,805
Arista Networks, Inc.*	2,510	969,964
Autodesk, Inc.*	3,437	975,421
Broadcom, Inc.	5,725	971,933
Check Point Software Technologies Ltd. (Israel)*	4,735	820,149
Crowdstrike Holdings, Inc. Class A*	3,268	970,171

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Datadog, Inc. Class A*	7,793	$977,554
DocuSign, Inc.*	14,153	981,935
First Solar, Inc.*	4,803	934,087
Fortinet, Inc.*	12,194	959,180
Gartner, Inc.*	1,913	961,282
KLA Corp.	1,460	972,696
Microsoft Corp.	2,308	937,856
Monolithic Power Systems, Inc.	1,106	839,786
NVIDIA Corp.	7,008	930,382
Oracle Corp.	5,711	958,534
Palantir Technologies, Inc. Class A*	21,898	910,081
Palo Alto Networks, Inc.*	2,718	979,377
QUALCOMM, Inc.	5,718	930,719
Salesforce, Inc.	3,352	976,672
ServiceNow, Inc.*	1,042	972,176
Super Micro Computer, Inc.*	20,636	600,714
TE Connectivity PLC (Switzerland)	6,527	962,210
Total Information Technology		26,203,858
Materials - 1.7%
Martin Marietta Materials, Inc.	1,703	1,008,755
Vulcan Materials Co.	3,810	1,043,673
Total Materials		2,052,428
Real Estate - 4.0%
Extra Space Storage, Inc.	5,881	960,367
Iron Mountain, Inc.	7,685	950,865
Public Storage	2,926	962,830
Realty Income Corp.	16,067	953,898
Welltower, Inc.	7,542	1,017,265
Total Real Estate		4,845,225
Utilities - 0.8%
Constellation Energy Corp.	3,689	970,059
Total Common Stocks
(Cost $102,775,769)		120,039,512
TOTAL INVESTMENTS - 98.9%
(Cost $102,775,769)		120,039,512
Other Assets in Excess of Liabilities - 1.1%		1,369,566
Net Assets - 100.0%		$121,409,078

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2024 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$120,039,512	$—	$—	$120,039,512
Total	$120,039,512	$—	$—	$120,039,512